Management of financial risk - Movements in the impairment loss allowance of contract assets of transaction based and support service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Management of financial risk
Beginning of the year	¥ (11,452)
End of the year	(19,881)	¥ (11,452)
Credit risk
Management of financial risk
Beginning of the year	(13,128)
End of the year	(45,944)	(13,128)
Credit risk | Contract assets of transaction based and support service
Management of financial risk
Beginning of the year	(1,960)
Additions of impairment loss	(6,741)	(2,826)
Additions from acquisition of subsidiary	(570)	(476)
Reversal of impairment loss	151
Writeoff	7,302	1,342
End of the year	¥ (1,818)	¥ (1,960)